RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		1 Months Ended		12 Months Ended
	Jul. 06, 2017	Sep. 30, 2018	Jan. 30, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Notes payable		$ 0		$ 0	$ 1,921,991
Expenses paid by related parties				18,626	30,571	$ 25,816
Repayments to related parties				(40,825)	(227,867)	(40,855)
Due to related parties				0	120,000	121,829
Proceeds from issuance of common shares				$ 150,010	50,400	0
Vago International Limited [Member]
Common stock shares issued		66,020
Cancellation of debt		$ 19,806
Ownership percentage		10.00%		10.00%
John David Milroy [Member]
Promissory notes, issued		$ 30,000		$ 30,000	0	10,000
Notes payable		0		0	75,425
Accrued Interest		0		0	19,543
Unamortized debt discount		$ 0		0	14,119
Borrowed loans with attached shares of warrants				$ 85,000	$ 70,000
Common stock shares issued		380,130
Debt attached with shares of warrants				500,000	350,000
Cancellation of debt		$ 114,039
Yongbiao Ding [Member]
Common stock shares issued				600,000
Proceeds from issuance of common shares				$ 72,000
Ruby Hui [Member]
Common stock shares issued		113,723
Cancellation of debt		$ 34,117
Ownership percentage		5.00%		5.00%
Dr. Moore [Member]
Promissory notes, issued		$ 20,000		$ 20,000	$ 0	30,000
Notes payable		0		0	112,606
Accrued Interest		0		0	27,180
Unamortized debt discount		$ 0		0	14,574
Borrowed loans with attached shares of warrants				$ 120,000	$ 100,000
Common stock shares issued		534,578
Debt attached with shares of warrants				600,000	500,000
Cancellation of debt		$ 160,373
Mr. Lee [Member]
Promissory notes, issued		0		$ 0	$ 101,126	115,421
Notes payable		0		0	246,690
Accrued Interest		0		0	62,138
Unamortized debt discount		$ 0		0	74,778
Borrowed loans with attached shares of warrants				$ 214,414	$ 214,414
Common stock shares issued		2,869,764
Debt attached with shares of warrants				1,072,385	1,072,385
Cancellation of debt		$ 860,929
Management services fees				$ 66,000	$ 120,000	120,000
Expenses paid by related parties				18,744	30,571	25,816
Repayments to related parties				50,701	22,565	40,855
Due to related parties				60,000	$ 534,529	$ 425,181
Advanced		$ 291		$ 291
Chief Financial Officer [Member] | Yongbiao Ding [Member]
Common stock shares issued	168,000		600,000
Proceeds from issuance of common shares	$ 50,400		$ 72,000
Price per share	$ 0.30		$ 0.12
Dong Liang [Member]
Common stock shares issued		715,113
Cancellation of debt		$ 214,514
First Scion Investments Limited [Member]
Common stock shares issued		7,390,709
Cancellation of debt		$ 2,217,213
Ownership percentage		5.00%		5.00%